SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Revenues	$ 211,059	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 218,867	$ 218,781	$ 212,808	$ 213,095	$ 620,887	$ 620,804	$ 830,999	$ 863,551	$ 702,200
Interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Income tax provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
Net income attributable to the noncontrolling interest	474	388	295	394	411	456	414	421	570	1,226	1,100	1,488	1,861	2,442
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 56,477	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 45,858	$ 57,965	$ 24,394	$ 32,402	$ 167,860	$ 155,637	$ 200,046	$ 160,619	$ 113,276